CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 378,989	$ 53,379	¥ 153,835		¥ 349,077
Amounts due from related parties	¥ 9,515	$ 1,340	¥ 1,030
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 234,189	$ 32,985	¥ 242,994
Total current assets	1,508,118	212,414	1,199,968
Non-current assets
Intangible assets, net	26,091	3,675	30,672
Total non-current assets	452,362	63,714	677,962
Total assets	1,960,480	276,128	1,877,930
Current liabilities
Accrued expenses and other current liabilities	329,481	46,408	358,312
Total current liabilities	958,879	135,056	774,304
Non-current liabilities
Total non-current liabilities	21,770	3,066	45,280
Total liabilities	980,649	138,122	819,584
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2022 and 2023; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2022 and 2023)	¥ 249	$ 35	¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	389,331,543	389,331,543	389,331,543
Ordinary shares, shares outstanding (in shares)	389,331,543	389,331,543	389,331,543
Less: Treasury stock (17,951,931 shares and 17,800,446 shares as of December 31, 2022 and 2023, respectively)	¥ (285,983)	$ (40,280)	¥ (288,600)
Treasury stock (in shares)	17,800,446	17,800,446	17,951,931
Additional paid-in capital	¥ 9,138,720	$ 1,287,162	¥ 9,125,655
Accumulated other comprehensive income	305,416	43,017	298,981
Accumulated deficit	(8,127,552)	(1,144,742)	(8,028,261)
Total Tuniu Corporation shareholders' equity	1,030,850	145,192	1,108,024
Total liabilities, redeemable noncontrolling interests and equity	¥ 1,960,480	$ 276,128	¥ 1,877,930
Board of Directors Chairman
Equity
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Class A ordinary shares
Equity
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	371,958,043	371,958,043	371,958,043
Ordinary shares, shares outstanding (in shares)	371,958,043	371,958,043	371,958,043
Class B ordinary shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500	17,373,500
Parent Company [Member]
Current assets
Cash and cash equivalents	¥ 1,144	$ 161	¥ 1,292
Amounts due from related parties	¥ 7,122,440	$ 1,003,175	¥ 7,077,952
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 161	$ 23	¥ 151
Total current assets	7,123,745	1,003,359	7,079,395
Non-current assets
Total assets	7,123,745	1,003,359	7,079,395
Current liabilities
Accrued expenses and other current liabilities	4,286	604	6,559
Total current liabilities	4,286	604	6,559
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	6,088,609	857,563	5,964,812
Total non-current liabilities	6,088,609	857,563	5,964,812
Total liabilities	6,092,895	858,167	5,971,371
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2022 and 2023; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2022 and 2023)	¥ 249	$ 35	¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	389,331,543	389,331,543	389,331,543
Ordinary shares, shares outstanding (in shares)	389,331,543	389,331,543	389,331,543
Less: Treasury stock (17,951,931 shares and 17,800,446 shares as of December 31, 2022 and 2023, respectively)	¥ (285,983)	$ (40,280)	¥ (288,600)
Additional paid-in capital	9,138,720	1,287,162	9,125,655
Accumulated other comprehensive income	305,416	43,017	298,981
Accumulated deficit	(8,127,552)	(1,144,742)	(8,028,261)
Total Tuniu Corporation shareholders' equity	1,030,850	145,192	1,108,024
Total liabilities, redeemable noncontrolling interests and equity	¥ 7,123,745	$ 1,003,359	¥ 7,079,395
Parent Company [Member] | Board of Directors Chairman
Equity
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Parent Company [Member] | Class A ordinary shares
Equity
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	371,958,043	371,958,043	371,958,043
Ordinary shares, shares outstanding (in shares)	371,958,043	371,958,043	371,958,043
Parent Company [Member] | Class B ordinary shares
Equity
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500	17,373,500